Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Schedule of estimated useful lives

Building improvements	10
Laboratory equipment	5
Office equipment	5
Information and communication equipment (ICT)	5